Revenue	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue	4. Revenue

	Six months ended June 30,
	2025	2024
	$	$
Revenue from customers	325,451	49,650
	325,451	49,650
Revenue is attributed to technical and laboratory services provided by Simulus to third-party customers.